Employee Retention Credit	9 Months Ended
Sep. 30, 2024
Postemployment Benefits [Abstract]
Employee Retention Credit	Employee Retention Credit
Pursuant to the Coronavirus Aid, Relief, and Economic Security Act, the Company is eligible for an employee retention credit subject to certain criteria. Since there are no generally accepted accounting principles for for-profit business entities that receive government assistance that is not in the form of a loan, an income tax credit or revenue from a contract with a customer, the Company determined the appropriate accounting treatment by analogy to other guidance. The Company accounted for the employee retention credit by recognizing the employee retention credit on a systematic basis over the periods in which the entity recognizes the payroll expenses for which the grant (i.e., tax credit) is intended to compensate when there is reasonable assurance (i.e., it is probable) that the entity will comply with any conditions attached to the grant and the grant (i.e., tax credit) will be received.
The Company accounted for and received approximately $0.9 million of employee retention credits during the years ended December 31, 2023, which was recorded as a reduction of research and development expenses and general and administrative expenses on the consolidated statement of operations.